Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

2.                   Summary of significant accounting policies

a)        Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

b)        Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets and equity method investment, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and deferred tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

c)         Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

d)        Cash, cash equivalents and restricted cash

The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash as of December 31, 2011 and 2012 represents amounts held by banks, which are not available for the Group’s use, as collateral for issuance of letters of credit.

e)         Investments

Investments in entities where the Group does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in equity gain/(loss) for the investee in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss). Unrealized gains on transactions between the Company and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

f)          Allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivables in the balance sheets are stated net of such provision.

g)        Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.  If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously written down are eventually sold.

In addition, the Group analyzes its purchase commitments, which primarily consist of long-term fixed price polysilicon purchase agreements, at each period end. Provision, if any, is made in the current period if the anticipated inventories cost from future execution of such purchase agreements is in excess of market value. There was no loss provision recorded related to these long-term contracts in the years ended December 31, 2010, 2011 and 2012.

In 2012, to better reflect the Group’s policy of treating inventory provision as a reduction of the cost basis in the inventory balance, the Group began to present reduction of inventory reserve related to inventory sold during the year as a component of change in inventory in the Consolidated Statement of Cash Flows as oppose to as a reduction of inventory provision. The Group has reclassified the prior period balances of RMB 171,786 and RMB 296,467 in 2010 and 2011, respectively, to conform to the current period presentation in the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash flows from operating activities.

h)        Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

i)           Prepaid land use rights

Land use rights are carried at cost less accumulated amortization and impairment losses, if any.  Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

j)           Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss) upon disposal.

k)        Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Operations and Comprehensive Income/(Loss) on a straight-line basis over the lease periods.

l)           Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred , fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the Statements of Operations and Comprehensive Income/(Loss) upon obtaining control. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed, including non-controlling interests if applicable, is based on various assumptions and valuation methodologies requiring considerable management judgment.  The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m)    Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Group’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

n)        Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized (See Note 10).

o)        Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations and Comprehensive Income/(Loss). In the years ended December 31, 2010, 2011 and 2012, the Group did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

p)        Revenue recognition

(i)                 Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Group’s considerations for recognizing revenue are based on the following:

•              Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

•                  For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant),  the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouse, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

•                  The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

•                  For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is reasonably assured, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, including cases where the customers retain a portion of the full contract price as retainage after a specific period, it defers the recognition of revenue until such criterion is met, which is generally upon receipt of payment.

(ii)               Revenue recognition for solar products processing

The Group provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)            Revenue recognition for engineering, procurement and construction services

The Group recognizes revenue using the percentage of completion method for systems integration projects for which the Group provides engineering, procurement and construction (“EPC”) services under the EPC contracts. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. The Group uses this method because management considers costs incurred to be the best available measure of progress on these contracts and management believes it has the ability to reasonably estimate and track costs. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No contract losses were recorded in the years ended December 31, 2010, 2011 and 2012.

q)        Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost , depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost. On October 17,  2012, the U.S. Department of Commerce (DOC) has issued a final ruling on its anti-dumping and countervailing duty (CVD) investigations regarding solar photovoltaic (PV) cells manufactured in China and modules assembled from those cells. As a result, effective on December 7 2012, the Company is required to pay countervailing and antidumping duty of 15.24% and 13.94%, respectively, for solar cells manufactured in China and module assembled from those cells that are imported to U.S.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue - engineering, procurement and construction services

Costs of revenue for engineering, procurement and construction services include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

r)         Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.  For the stock options granted in the years ended December 31, 2010, 2011 and 2012, the Group used the forfeiture rate of 7.70%, 9.79%, and 9.82%, respectively.

s)          Research and development

Research and development costs are expensed when incurred.

t)           Advertising expenses

Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.

u)             Warranty cost

Solar modules produced by the Group are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as warranty costs at the time revenues are recognized and include that amount in its cost of revenues. Due to limited warranty claim history, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. (See Note 19)

v)             Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”)  prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations and Comprehensive Income/(Loss) as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

w)           Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment. The Group’s CODM is the Chief Executive Officer.

x)             Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

y)             Earnings/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

z)              Other Comprehensive income/(loss)

The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

aa)      Derivative Financial Instruments-Embedded Foreign Currency Derivatives

Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging.  Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

ab)      Accounting for share lending arrangement

The Company accounts for share lending arrangement in accordance with ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. (See Note 16).

ac)       Share repurchase

When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retain earnings.

ad)      Recent accounting pronouncements

In May 2011 the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The new guidance was adopted effective January 1, 2012, the adoption had no significant impact on the Group’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) — Presentation of Comprehensive Income”. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the unaudited condensed statement of changes in shareholder’s equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was adopted effective January 1, 2012, the adoption had no material impact on the Group’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a material impact on the Group’s financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on the Group’s financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.